Benefits offered to team members (Details 8) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Discount rate
Health insurance - Impact on cost of services and interests costs
Premise change, cost of services	1.00%
Premise change, interest costs	1.00%
Premise increase, cost of services	R$ 177
Premise increase, interest costs	145
Premise reduction, cost of services	(221)
Premise reduction, interest costs	R$ (138)
Medical inflation
Health insurance - Impact on cost of services and interests costs
Premise change, cost of services	1.00%
Premise change, interest costs	1.00%
Premise increase, cost of services	R$ 245
Premise increase, interest costs	1,216
Premise reduction, cost of services	(151)
Premise reduction, interest costs	R$ (810)